Financial Instruments and Risk Management (Details 3)	12 Months Ended
	Dec. 31, 2017 CHF (SFr)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	SFr 21,515,091
Ending Balance	19,988,481
At fair value [Member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	12,481,336
Financing cash flows	3,004,741	[1]
Fair value revaluation	(3,372,186)
Other changes	(150,722)	[2]
Ending Balance	11,963,169
At fair value [Member] | Derivative financial instruments [Member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	117,132
Financing cash flows	5,091,817	[1]
Fair value revaluation	(3,372,186)
Other changes		[2]
Ending Balance	1,836,763
At fair value [Member] | Loans [Member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	12,364,204
Financing cash flows	(2,087,076)	[1]
Fair value revaluation
Other changes	(150,722)	[2]
Ending Balance	SFr 10,126,406

[1]	The financing cash flows are from loan repayment and from issuance of new derivative
[2]	Internal rate of return changes and fx-difference